Trading assets and liabilities	12 Months Ended
Dec. 31, 2013
Trading Assets and Liabilities [Abstract]
Trading Assets and Liabilities Disclosure [Text Block]
5.	Trading assets and liabilities

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2013	2012

Trading assets:
Sovereign bonds	-	5,146
Cross-currency swaps	-	49
Forward foreign exchange	-	50
Future contracts	-	20
Total	-	5,265

Trading liabilities:
Interest rate swaps	65	100
Cross-currency interest rate swaps	7	32,182
Forward foreign exchange	-	22
Total	72	32,304

Sovereign bonds were outstanding as of December 31, 2012, generated gains of $0.1 million during 2012, which were recorded in earnings. As of December 31, 2012, bonds with a carrying value of $1.3 million, secured derivative financial instruments transactions.

During 2013, 2012 and 2011, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31
(In thousands of US$)	2013	2012	2011

Interest rate swaps	(9)	(310)	(299)
Cross-currency swaps	67	-	-
Cross-currency interest rate swaps	3,236	11,537	(4,858)
Forward foreign exchange	(6)	27	93
Future contracts	191	207	(29)
Total	3,479	11,461	(5,093)

These amounts are reported in the Net gain (loss) from trading securities and Net gain (loss) from investment funds trading lines in the consolidated statements of income.

In addition to the trading derivative financial instruments, the Bank has hedging derivative financial instruments that are disclosed in Note 21.

As of December 31, 2013 and 2012, trading derivative liabilities include or have included interest rate swap and cross-currency interest rate swap contracts that were previously designated as fair value and cash flow hedges. Adjustments to the carrying value of the hedged underlying transactions are amortized in the interest income and expense lines over the remaining term of these transactions. Changes in the fair value of these derivative instruments after discontinuation of hedge accounting are recorded in Net gain (loss) from trading securities.

As of December 31, 2013 and 2012, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2013			2012
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	14,000	-	65	35,291	-	100
Cross-currency interest rate swaps	600	-	7	155,081	49	32,182
Forward foreign exchange	-	-	-	7,152	50	22
Future contracts	-	-	-	6,896	20	-
Total	14,600	-	72	204,420	119	32,304